Summary of Significant Accounting Policies - Warranty liabilities (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Warranty liabilities
Warranty - beginning of year	¥ 952,946	¥ 412,004
Provision for warranty	776,368	345,971
Warranty costs incurred	(51,447)	(31,613)
Warranty- end of year	¥ 1,677,867	¥ 726,362